INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Aerospace & Defense ETF
Invesco BuyBack AchieversTM ETF
Invesco CleantechTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dow Jones Industrial Average
Dividend ETF
Invesco DWA Basic Materials Momentum
ETF
Invesco DWA Consumer Cyclicals
Momentum ETF
Invesco DWA Consumer Staples
Momentum ETF
Invesco DWA Energy Momentum ETF
Invesco DWA Financial Momentum ETF
Invesco DWA Healthcare Momentum ETF
Invesco DWA Industrials Momentum ETF
Invesco DWA Momentum ETF
Invesco DWA Technology Momentum ETF
Invesco DWA Utilities Momentum ETF
Invesco Dynamic Biotechnology & Genome
ETF
Invesco Dynamic Building & Construction
ETF
Invesco Dynamic Energy Exploration &
Production ETF
Invesco Dynamic Food & Beverage ETF
Invesco Dynamic Large Cap Growth ETF
Invesco Dynamic Large Cap Value ETF
Invesco Dynamic Leisure and Entertainment
ETF
Invesco Dynamic Market ETF
Invesco Dynamic Media ETF
Invesco Dynamic Networking ETF
Invesco Dynamic Oil & Gas Services ETF
Invesco Dynamic Pharmaceuticals ETF
Invesco Dynamic Semiconductors ETF
Invesco Dynamic Software ETF
Invesco Financial Preferred ETF
Invesco FTSE RAFI US 1000 ETF
Invesco FTSE RAFI US 1500 Small-
Mid ETF

Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend
AchieversTM ETF
Invesco International Dividend
AchieversTM ETF
Invesco NASDAQ Internet ETF
Invesco Raymond James SB-1 Equity ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight
Communication Services ETF
Invesco S&P 500® Equal Weight Consumer
Discretionary ETF
Invesco S&P 500® Equal Weight Consumer
Staples ETF
Invesco S&P 500® Equal Weight Energy
ETF
Invesco S&P 500® Equal Weight Financials
ETF
Invesco S&P 500® Equal Weight Health Care
ETF
Invesco S&P 500® Equal Weight Industrials
ETF
Invesco S&P 500® Equal Weight Materials
ETF
Invesco S&P 500® Equal Weight Real
Estate ETF
Invesco S&P 500® Equal Weight
Technology ETF
Invesco S&P 500® Equal Weight Utilities
ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P 500 Value with Momentum
ETF

Invesco S&P MidCap 400® Equal Weight
ETF
Invesco S&P MidCap 400® Pure Growth
ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with
Momentum ETF
Invesco S&P SmallCap 600® Equal Weight
ETF

Invesco S&P SmallCap 600® Pure Growth
ETF
Invesco S&P SmallCap 600® Pure Value
ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF

(each, a “Fund” and collectively, the “Funds”)
Effective immediately, the following disclosure replaces the second paragraph in the section “Exchange Listing and Trading”:
There can be no assurance that a Fund will continue to meet the requirements of its Exchange necessary to maintain the listing of its Shares. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of an Exchange; or (iv) such other event shall occur or condition shall exist that, in the opinion of the relevant Exchange, makes further dealings on such Exchange inadvisable. The applicable Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.
Effective immediately, the fifth paragraph in the section “Exchange Listing and Trading” is deleted in its entirety.
Effective immediately, the following disclosure replaces the last two paragraphs in the section “Exchange Listing and Trading”:
The Nasdaq-listed Funds are not sponsored, endorsed, sold or promoted by Nasdaq or its affiliates (collectively, the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq-listed Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Nasdaq-listed Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq-listed Funds.  IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

Effective immediately, the following disclosure replaces the third sentence of the last paragraph in the section “Investment Restrictions”:
Each Fund with an 80% investment policy anticipates meeting that policy by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in such securities.
Effective immediately, the following disclosure replaces the second and third paragraphs in the section “Disclosure of Portfolio Holdings – Portfolio Holdings Policy”:
Each business day before the opening of regular trading on the Exchange where a Fund’s Shares are traded, the Fund discloses on its website (www.invesco.com/ETFs) the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per Share. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.
Access to information concerning the Funds’ portfolio holdings may be permitted at other times: (i) to personnel of third-party service providers, including the Funds’ custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds; or (ii) in instances when the Funds’ President and/or Chief Compliance Officer determines that (x) such disclosure serves a reasonable business purpose and is in the best interests of the Fund’s shareholders; and (y) in making such disclosure, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or the Distributor.
Effective immediately, all references and biographical information relating to Daniel E. Draper, as President and Principal Executive Officer of the Trust, shown in the table setting forth information about Officers of the Trust under the section titled “Management” are hereby deleted in their entirety.
Effective immediately, the references and biographical information relating to Anna Paglia shown in the table setting forth information about Officers of the Trust under the section titled “Management” are revised as follows:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary President and Principal Executive Officer	Since 2011 Since 2020
President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (May 2020-present); Managing Director and Global Head of ETFs and Indexed Strategies, Chief Executive

Officer and Principal Executive Officer, Invesco Capital Management LLC (June 2020-present); Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (June 2020-present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); and Head of Legal and Secretary, Invesco Specialized Products, LLC (2018-Present). Formerly, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); and Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Effective immediately, the following disclosure replaces the first and second paragraphs in the section “Creation and Redemption of Creation Unit Aggregations – Role of the Authorized Participant”:
A Fund only may issue Creation Units to, or redeem Creation Units from, an authorized participant, referred to herein as an “AP.” To be eligible to place orders for the purchase or redemption of a Creation Unit of a Fund, an AP must have executed a written agreement with the Fund or one of its service providers that allows the AP to place such orders (“Participant Agreement”). In addition, an AP must be a member or participant of a clearing agency that is registered with the SEC. An AP may place orders for the creation or redemption of Creation Units through the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), Euroclear, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement. (APs that participate in the Clearing Process are sometimes referred to as a “Participating Party,” and APs that are eligible to utilize the Fed Book Entry System and/or DTC are sometimes referred to as a “DTC Participant.”) Transfers of securities settling through Euroclear or other foreign depositories may require AP access to such facilities.
Effective immediately, the following disclosure replaces the first sentence of the first paragraph in the section “Creation and Redemption of Creation Unit Aggregations – Creations – Portfolio Deposit”:
The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a portfolio of securities, assets or other positions constituting a substantial replication of a Fund’s portfolio holdings (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below, plus any applicable administrative or other transaction fees, also as discussed below.
Effective immediately, the following disclosure replaces the first sentence of the third paragraph in the section “Creation and Redemption of Creation Unit Aggregations – Creations – Portfolio Deposit”:
Each business day before the opening of regular trading on the Exchange where a Fund’s Shares are traded (usually 9:30 a.m., Eastern Time), the Fund discloses on its website (www.invesco.com/ETFs) the Deposit Securities and/or the amount of the applicable Cash Component to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund.
Effective immediately, the following disclosure replaces the first sentence of the second paragraph in the section “Creation and Redemption of Creation Unit Aggregations – Redemptions – Fund Securities”:
Each business day before the opening of regular trading on the Exchange where a Fund’s Shares are traded (usually 9:30 a.m., Eastern Time), the Fund discloses the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount.
Effective immediately, the section “Determination of NAV – Intraday Indicative Value” is deleted in its entirety.

Please Retain This Supplement for Future Reference.
P-PS-SAI-1-SUP-1 052920